Regulatory Capital - Schedule of Basel III Requirements and the PCA well-capitalized Thresholds (Details) $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Basel III Requirements, Total risk-based capital	0.1050
Basel III Requirements, Tier 1 risk-based capital	0.0850
Basel III Requirements, Common equity Tier 1	0.0700
Basel III Requirements, Tier 1 leverage	0.0400
PCA well-capitalized thresholds, Total risk-based capital	0.1000
PCA well-capitalized thresholds, Tier 1 risk-based capital	0.0800
PCA well-capitalized thresholds, Common equity Tier 1	0.0650
PCA well-capitalized thresholds, Tier 1 leverage	0.0500
Total risk-based capital, amount	$ 23,891	$ 11,799
Tier 1 risk-based capital, amount	21,150	9,902
Common equity Tier 1, amount	20,270	9,021
Tier 1 leverage, amount	$ 21,150	$ 9,902
Total risk-based capital, Ratio	0.1575	0.1318
Tier 1 risk-based capital, Ratio	0.1394	0.1106
Common equity Tier 1, Ratio	0.1336	0.1008
Tier 1 leverage, Ratio	0.0983	0.0899
FCB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Basel III Requirements, Total risk-based capital	0.1050
Basel III Requirements, Tier 1 risk-based capital	0.0850
Basel III Requirements, Common equity Tier 1	0.0700
Basel III Requirements, Tier 1 leverage	0.0400
PCA well-capitalized thresholds, Total risk-based capital	0.1000
PCA well-capitalized thresholds, Tier 1 risk-based capital	0.0800
PCA well-capitalized thresholds, Common equity Tier 1	0.0650
PCA well-capitalized thresholds, Tier 1 leverage	0.0500
Total risk-based capital, amount	$ 23,600	$ 11,627
Tier 1 risk-based capital, amount	21,227	10,186
Common equity Tier 1, amount	21,227	10,186
Tier 1 leverage, amount	$ 21,227	$ 10,186
Total risk-based capital, Ratio	0.1556	0.1299
Tier 1 risk-based capital, Ratio	0.1399	0.1138
Common equity Tier 1, Ratio	0.1399	0.1138
Tier 1 leverage, Ratio	0.0988	0.0925